UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: September 30

Date of reporting period: 3/31/2020

Item 1. Reports to Stockholders.

Semiannual Report	3/31/2020

Invesco

Oppenheimer

Rochester Short

Duration High Yield

Municipal Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the

Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/20

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays 5 Year Municipal Bond Index
6-Month	-3.80%	-6.21%	-0.02%
1-Year	0.31	-2.27	2.19
5-Year	2.18	1.67	2.08
10-Year	3.11	2.85	2.76

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 2.50% maximum applicable sales charge except where “without sales charge” is indicated. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

2          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES
Industrial Development Revenue/ Pollution Control Revenue	19.1%
Tobacco Settlement	15.1
Dedicated Tax	7.3
Hospital	6.9
Higher Education	5.4
State General Obligation	4.6
Prerefunded/Escrowed to Maturity	4.3
Life Care	4.1
Local General Obligation	4.0
Incremental Tax	3.6

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of March 31, 2020 and are based on total assets.

CREDIT ALLOCATION
	NRSRO- Rated	Adviser- Rated	Total
AAA	2.3%	0.5%	2.8%
AA	17.3	0.0	17.3
A	18.8	0.3	19.1
BBB	20.4	3.9	24.3
BB or lower	19.7	16.8	36.5
Total	78.5%	21.5%	100.0%

The percentages above are based on the market value of the securities as of March 31, 2020 and are subject to change. Invesco Advisers, Inc. (the “Adviser”) determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as S&P Global Ratings (S&P). For any security rated by an NRSRO other than S&P, the Adviser converts that security’s rating to the equivalent S&P rating. If two or more NSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Adviser credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

For more current Fund holdings, please visit invesco.com.

3          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/20
	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPITX)	11/11/86	-3.80%	0.31%	2.18%	3.11%	5.04%
Class C (OITCX)	12/1/93	-4.19	-0.44	1.39	2.32	3.85
Class Y (OPIYX)	1/31/11	-3.47	0.79	2.43	N/A	3.58
Class R5 (SDHYX)*	5/24/19	-3.68	0.50	2.22	3.13	N/A
Class R6 (SDHHX)*	5/24/19	-3.66	0.53	2.22	3.13	N/A

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/20
	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPITX)	11/11/86	-6.21%	-2.27%	1.67%	2.85%	4.96%
Class C (OITCX)	12/1/93	-5.14	-1.41	1.39	2.32	3.85
Class Y (OPIYX)	1/31/11	-3.47	0.79	2.43	N/A	3.58
Class R5 (SDHYX)*	5/24/19	-3.68	0.50	2.22	3.13	N/A
Class R6 (SDHHX)*	5/24/19	-3.66	0.53	2.22	3.13	N/A

* Class R5 and R6 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 2.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C and Class Y shares of the predecessor fund were reorganized into Class A, Class C and Class Y shares, respectively, of the Fund. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, and Class Y shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. Class R5 and Class R6 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund’s performance is compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index, which is an index of a broad range of investment-grade municipal

4          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

bonds and the 4- to 6-year component of the Bloomberg Barclays Municipal Bond Index, itself a measure of the general municipal bond market. The Fund’s performance is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate. The Indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

5          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Actual	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During 6 Months Ended March 31, 2020
Class A	$1,000.00	$962.00	$4.92
Class C	1,000.00	958.10	8.60
Class Y	1,000.00	965.30	3.69
Class R5	1,000.00	963.20	3.54
Class R6	1,000.00	963.40	3.29

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.00	5.06
Class C	1,000.00	1,016.25	8.86
Class Y	1,000.00	1,021.25	3.80
Class R5	1,000.00	1,021.40	3.65
Class R6	1,000.00	1,021.65	3.39

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2020 are as follows:

Class	Expense Ratios
Class A	1.00%
Class C	1.75
Class Y	0.75
Class R5	0.72
Class R6	0.67

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

7          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS March 31, 2020 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—102.5%
Alabama—1.0%
$3,725,000	Fairfield (City of), AL; Series 2012, GO Wts.	6.000%	06/01/2031	03/24/2028	A	$3,323,184
1,400,000	Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.000	08/01/2025	06/24/2023	A	1,391,376
200,000	Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.250	08/01/2030	06/21/2028	A	195,622
25,000	Talladega (County of), AL; Series 2002 D, TAC	5.250	01/01/2029	04/30/2020	B	25,081
4,000,000	Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR	4.500	05/01/2032	11/10/2026	A	3,820,120

						8,755,383
Arizona—2.3%
495,000	Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2017 A, Ref. RB	5.000	07/01/2030	07/01/2027	B	577,131
515,000	Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2017 A, Ref. RB	5.000	07/01/2031	07/01/2027	B	597,688
545,000	Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2017 A, Ref. RB	5.000	07/01/2032	07/01/2027	B	630,396
575,000	Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2017 A, Ref. RB	5.000	07/01/2033	07/01/2027	B	662,877
600,000	Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2017 A, Ref. RB	5.000	07/01/2034	07/01/2027	B	690,294
1,955,000	Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB	5.000	08/01/2033	09/06/2031	A	1,915,763
120,000	Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB	4.875	07/15/2021	07/15/2021		120,050

8          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona (Continued)
$375,000	Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus); Series 2018 A, RB	4.750%	12/15/2028	11/16/2025	B	$376,898
1,750,000	City of Phoenix Civic Improvement Corp.; Series 2019 B, RB	4.000	07/01/2038	07/01/2029	B	1,879,868
10,000	Greater Arizona Development Authority; Series 2007 A, RB	4.375	08/01/2032	04/30/2020	B	10,021
2,035,000	Maricopa County Pollution Control Corp. (Southern California Edison Co.); Series 2000 A, Ref. PCR	5.000	06/01/2035	06/01/2020	B	2,045,419
250,000	Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley); Series 2019 A, RB	5.000	07/01/2034	05/25/2030	A	243,765
205,000	Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley); Series 2019 A, RB	5.000	07/01/2039	08/05/2037	A	192,210
155,000	Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley); Series 2019 B, RB	5.500	07/01/2024	07/19/2023	A	154,250
8,205,000	Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Refunding); Series 2013 Q, Ref. RB	5.375	07/01/2031	07/01/2021	B	8,469,201
375,000	Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB	5.000	09/01/2026	11/17/2023	A	369,731
245,000	Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.125	07/01/2029	04/29/2025	A	227,632
2,290,000	Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 B, RB	4.000	10/01/2023	10/01/2023		2,223,773

						21,386,967
Arkansas—0.2%
40,000	Arkansas (State of) Development Finance Authority; Series 2000 B, RB	5.800	12/01/2020	04/30/2020	B	40,152

9          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arkansas (Continued)
$2,245,000	Independence (County of), AR Public Health, Education & Housing Facilities Board (White River Health System, Inc.); Series 2011, RB	5.400%	06/01/2023	06/01/2020	B	$2,257,101

						2,297,253
California—14.4%
590,000	Atwater (City of), CA; Series 2017 A, Ref. RB	5.000	05/01/2030	05/01/2027	B	723,971
700,000	Atwater (City of), CA; Series 2017 A, Ref. RB	5.000	05/01/2033	05/01/2027	B	847,784
880,000	California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.750	06/01/2029	04/30/2020	B	880,185
135,000	California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.000	06/01/2042	04/30/2020	B	135,028
155,000	California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	5.875	06/01/2027	04/30/2020	B	155,043
95,000	California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2005 A, Ref. RB	5.000	06/01/2026	04/30/2020	B	95,037
2,460,000	California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.875	06/01/2043	04/30/2020	B	2,460,541
50,000,000	California (State of) Health Facilities Financing Authority (El Camino Hospital)[1]	5.750	11/15/2031	09/30/2027	A	51,459,000
12,450,000	California (State of) Pollution Control Financing Authority (CalPlant I); Series 2017, RB	7.500	07/01/2032	05/10/2028	A	6,785,374
250,000	California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB	5.000	07/01/2026	11/14/2024	A	243,158
105,000	California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 B, RB	5.625	05/01/2029	05/01/2020	B	105,023

10          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$2,360,000	California (State of); Series 1996, GO Bonds	5.375%	06/01/2026	06/01/2020	B	$2,376,237
1,445,000	El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.000	11/01/2021	02/01/2021	B	1,516,975
4,790,000	Fullerton (City of), CA Public Financing Authority; Series 2005, RB	5.000	09/01/2022	09/01/2020	B	4,868,077
4,785,000	Fullerton (City of), CA Public Financing Authority; Series 2005, RB	5.000	09/01/2023	09/01/2020	B	4,862,996
20,000,000	Golden State Tobacco Securitization Corp.; Series 2007 A-2, RB	5.300 [2]	06/01/2037	06/01/2022	B	20,063,200
1,825,000	Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB	5.000	06/01/2028	06/01/2027	B	2,132,093
145,000	Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB	5.000	06/01/2029	06/01/2027	B	168,425
4,340,000	Golden State Tobacco Securitization Corp.; Series 2018 A-1, Ref. RB	3.500	06/01/2036	06/01/2036		4,260,361
2,750,000	Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB	5.000	09/01/2022	04/30/2020	B	2,758,718
225,000	Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, RB	5.000	09/01/2033	09/01/2027	B	255,780
150,000	Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.000	09/01/2028	04/30/2020	B	150,080
605,000	North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB	5.000	09/01/2026	09/01/2022	B	655,046
10,000,000	Northern California Energy Authority; Series 2018 A, RB	4.000 [3]	07/01/2049	07/01/2024	C	10,380,400
115,000	Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.000	12/01/2021	12/01/2020	B	116,864
240,000	Ontario (City of), CA (Assessment District No. 108); Series 1995, RB	7.500	09/02/2020	09/02/2020		245,779
2,000,000	Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Ref. RB	5.000	09/01/2022	04/30/2020	B	2,006,340

11          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$55,000	Riverside (County of), CA Redevelopment Successor Agency (Interstate 215 Corridor Redevelopment); Series 2011 E, RB	6.500%	12/01/2021	06/07/2021	A	$59,264
5,405,000	Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP	5.000	12/01/2034	04/30/2020	B	5,420,999
600,000	San Bernardino (City of), CA Joint Powers Financing Authority; Series 2005 A, Ref. RB	5.750	10/01/2020	10/01/2020		613,068
1,000,000	San Bernardino (City of), CA Joint Powers Financing Authority; Series 2005 A, Ref . RB	5.750	10/01/2021	10/01/2021		1,061,610
125,000	San Bernardino (City of), CA Joint Powers Financing Authority; Series 2005 A, Ref. RB	5.750	10/01/2022	10/01/2022		137,841
10,000	San Bernardino (City of), CA Joint Powers Financing Authority; Series 2005 B, Ref. RB	5.750	10/01/2020	10/01/2020		10,218
225,000	San Bernardino (City of), CA Joint Powers Financing Authority; Series 2005 B, Ref. RB	5.750	10/01/2021	10/01/2021		238,862
3,200,000	West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.000	06/01/2030	04/30/2020B		3,209,536

						131,458,913
Colorado—1.0%
500,000	Arista Metropolitan District; Series 2018 A, Ref. GO Bonds	4.375	12/01/2028	01/10/2027	A	494,895
4,000,000	Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	6.000	01/15/2034	07/15/2020	B	4,024,480
265,000	Denver (City & County of), CO (Airport System); Series 1992 C, RB	6.125	11/15/2025	04/30/2020	B	276,223
310,000	Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.); Series 2018, COP	5.000	12/01/2028	12/01/2028		385,392

12          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado (Continued)
$500,000	Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.); Series 2018, COP	5.000%	12/01/2029	12/01/2028	B	$619,735
350,000	Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.); Series 2018, COP	5.000	12/01/2030	12/01/2028	B	432,397
375,000	Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.); Series 2018, COP	5.000	12/01/2031	12/01/2028	B	462,311
455,000	Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.); Series 2018, COP	5.000	12/01/2032	12/01/2028	B	559,600
600,000	Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.000	12/01/2036	12/01/2026	B	647,976
515,000	Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	3.500	12/01/2029	02/27/2028	A	464,061
1,000,000	Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds	3.250	12/15/2050	12/15/2027	B	1,039,870

						9,406,940
District of Columbia—6.1%
50,000	District of Columbia (Howard University); Series 2011 A, RB	6.250	10/01/2032	04/01/2021	B	52,547
50,000	District of Columbia (Howard University); Series 2011 A, RB	6.250	10/01/2032	04/01/2021	B	50,413
100,000	District of Columbia (Mandarin Oriental Hotel); Series 2002, RB	5.250	07/01/2022	04/30/2020	B	100,327
2,915,000	District of Columbia (United Negro College Fund, Inc.); Series 2010, RB	6.875	07/01/2040	07/01/2020	B	2,956,218
26,755,000	District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.500	05/15/2033	05/25/2022	A	27,930,882
24,435,000	District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.750	05/15/2040	04/30/2020	B	24,979,901

						56,070,288
Florida—6.5%
1,920,000	Amelia Concourse Community Development District; Series 2019 B-1, RB	5.250	05/01/2029	05/01/2029		1,918,541

13          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$45,000	Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB	6.750% [3]	10/01/2045	04/30/2020	B	$45,177
15,000	Broward (County of), FL Housing Finance Authority (Heron Pointe Apartments); Series 1997 A, RB	5.650	11/01/2022	04/30/2020	B	15,039
20,000	Broward (County of), FL Housing Finance Authority (Heron Pointe Apartments); Series 1997 A, RB	5.700	11/01/2029	04/30/2020	B	20,073
4,090,000	Broward (County of), FL; Series 2019 A, RB	4.000	10/01/2049	10/01/2029	B	4,355,318
500,000	Capital Trust Agency Inc. (Elim Senior Housing, Inc.); Series 2017, RB	5.000	08/01/2027	04/08/2025	A	451,615
1,000,000	Capital Trust Agency Inc. (Elim Senior Housing, Inc.); Series 2017, RB	5.375	08/01/2032	09/09/2030	A	867,140
660,000	Capital Trust Agency Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB	4.000	10/15/2029	02/27/2026	A	637,613
25,000	Celebration Community Development District; Series 2002 A, RB	5.000	04/30/2020	04/30/2020		25,028
30,000	Celebration Community Development District; Series 2002 A, RB	5.000	05/01/2022	04/30/2020	B	30,026
20,000	East Homestead Community Development District; Series 2011 B, RB	7.250	05/01/2021	05/01/2021		20,371
600,000	Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB	5.950	07/01/2020	07/01/2020		607,134
1,000,000	Florida (State of) Higher Educational Facilities Financial Authority (Nova Southeastern University); Series 2012, Ref. RB	5.000	04/01/2022	04/01/2022		1,056,020
3,000,000	Florida Development Finance Corp. (Virgin Trains USA Passenger Rail); Series 2019 A, Ref. RB	6.250 [3]	01/01/2049	01/01/2024	C	2,716,770
3,250,000	Florida Housing Finance Corp.; Series 2015 A, RB	3.650	07/01/2041	11/01/2020	B	3,384,355

14          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$7,035,000	Jacksonville (City of), FL Economic Development Commission (Metropolitan Parking Solutions); Series 2005 A, RB	5.875%	06/01/2025	04/30/2020	B	$7,056,668
3,060,000	Jacksonville (City of), FL Economic Development Commission (Metropolitan Parking Solutions); Series 2005 A, RB	5.875	06/01/2031	04/30/2020	B	3,068,568
3,665,000	Jacksonville (City of), FL Economic Development Commission (Metropolitan Parking Solutions); Series 2005, RB	5.500	10/01/2030	04/30/2020	B	3,674,272
5,695,000	Jacksonville (City of), FL Economic Development Commission (Metropolitan Parking Solutions); Series 2005, RB	5.750	10/01/2024	04/30/2020	B	5,712,541
1,300,000	Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB	5.375	07/15/2038	06/19/2034	A	1,219,998
1,000,000	Miami-Dade (County of), FL (Miami International Airport); Series 2010 A, Ref. RB	5.250	10/01/2023	10/01/2020	B	1,017,200
5,000,000	Miami-Dade (County of), FL; Series 2019 A, RB	5.000	10/01/2049	10/01/2029	B	5,674,000
7,500,000	Miami-Dade (County of), FL; Series 2019 B, RB	4.000	10/01/2049	10/01/2029	B	8,390,325
1,520,000	Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.000	04/01/2022	04/01/2022		1,615,289
1,095,000	Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.000	04/01/2023	04/01/2022	B	1,160,317
3,000,000	Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.000	11/15/2032	11/15/2026	B	3,091,830
20,000	Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.000	11/15/2024	04/30/2020	B	20,046
1,185,000	Pembroke Harbor Community Development District; Series 2008 A, RB	7.000	05/01/2038	04/30/2020	B	1,190,048

15          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$200,823	Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB	6.250%	07/01/2028	04/30/2020	B	$195,341
360,000	South-Dade Venture Community Development District; Series 2012, Ref. RB	4.250	05/01/2020	05/01/2020		360,709
						59,597,372
Georgia—2.4%
810,000	Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB	5.300	05/15/2026	04/30/2020	B	812,244
3,000,000	Burke (County of), GA Development Authority (Oglethorpe Power Corp.); Series 2017 E, RB	3.250 [3]	11/01/2045	02/03/2025	C	3,047,550
1,400,000	DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.); Series 2019 A, Ref. RB	4.250	01/01/2029	04/28/2028	A	1,230,656
1,900,000	Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.500	12/01/2028	01/10/2027	A	1,788,641
10,000	Georgia Municipal Association Inc.; Series 1998, COP	5.000	12/01/2023	04/30/2020	B	10,032
4,340,000	Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB	5.125	03/15/2031	03/15/2021	B	4,351,935
500,000	Glynn-Brunswick Memorial Hospital Authority; Series 2020, Ref. RB	4.000	08/01/2035	08/01/2030	B	570,745
750,000	Glynn-Brunswick Memorial Hospital Authority; Series 2020, Ref. RB	4.000	08/01/2036	08/01/2030	B	815,812
1,750,000	Glynn-Brunswick Memorial Hospital Authority; Series 2020, Ref. RB	4.000	08/01/2038	08/01/2030	B	1,873,182
1,280,000	Marietta (City of), GA Development Authority (Life University, Inc.); Series 2017 A, Ref. RB	5.000	11/01/2023	11/01/2023		1,321,830
2,630,000	Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.750	12/01/2028	07/31/2026	A	2,515,700

16          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$1,125,000	Oconee (County of), GA Industrial Development Authority; Series 2018, RB	5.500%	12/01/2028	12/01/2028		$1,060,493
1,600,000	Private Colleges & Universities Authority (Mercer University); Series 2012 C, Ref. RB	5.250	10/01/2027	10/01/2022	B	1,685,664
1,245,000	Randolph (County of), GA; Series 2012 A, GO Bonds	5.000	04/01/2022	04/13/2021	A	1,290,567
						22,375,051
Idaho—0.1%
285,000	Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.000	11/15/2027	07/28/2024	A	255,702
185,000	Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB	4.625	07/01/2029	05/25/2026	B	186,754
130,000	Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB	6.450	08/01/2032	04/30/2020	B	130,589
						573,045
Illinois—7.0%
700,000	Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.500	12/30/2023	07/18/2022	A	689,542
425,000	Bradley (Village of), IL (Bradley Commons); Series 2018 A, Ref. RB	5.000	01/01/2023	01/01/2023		432,161
455,000	Bradley (Village of), IL (Bradley Commons); Series 2018 A, Ref. RB	5.000	01/01/2024	01/01/2024		462,735
485,000	Bradley (Village of), IL (Bradley Commons); Series 2018 A, Ref. RB	5.000	01/01/2025	01/01/2025		491,708
505,000	Bradley (Village of), IL (Bradley Commons); Series 2018 A, Ref. RB	5.000	01/01/2026	01/01/2026		512,262
530,000	Bradley (Village of), IL (Bradley Commons); Series 2018 A, Ref. RB	5.000	01/01/2027	01/01/2027		536,620
1,600,000	Centerpoint Intermodal Center Program Trust; Series 2004 A, RB	4.000 [3]	06/15/2023	12/31/2021	A	1,581,376
1,500,000	Chicago (City of), IL (Chicago O’Hare International Airport); Series 2017 D, RB	5.250	01/01/2029	01/01/2027	B	1,760,625

17          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$3,000,000	Chicago (City of), IL (Chicago O’Hare International Airport); Series 2017 D, RB	5.250%	01/01/2030	01/01/2027	B	$3,514,950
250,000	Chicago (City of), IL (Chicago O’Hare International Airport); Series 2017 G, RB	5.250	01/01/2028	01/01/2027	B	290,790
350,000	Chicago (City of), IL (Chicago O’Hare International Airport); Series 2017 G, RB	5.250	01/01/2029	01/01/2027	B	405,618
400,000	Chicago (City of), IL (Chicago O’Hare International Airport); Series 2017 G, RB	5.250	01/01/2030	01/01/2027	B	462,736
350,000	Chicago (City of), IL (Chicago O’Hare International Airport); Series 2017 G, RB	5.250	01/01/2031	01/01/2027	B	404,057
70,000	Chicago (City of), IL (Hearts United Apartments); Series 1999 A, RB	5.600	01/01/2041	04/15/2020	B	70,639
1,295,000	Cicero (Town of), IL; Series 2012, Ref. GO Bonds	5.000	12/01/2023	12/01/2022	B	1,415,836
1,005,000	Cicero (Town of), IL; Series 2012, Ref. GO Bonds	5.000	12/01/2024	12/01/2022	B	1,097,952
725,000	Cicero (Town of), IL; Series 2012, Ref. GO Bonds	5.000	12/01/2025	12/01/2022	B	791,656
785,000	East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.250	12/01/2022	12/29/2021	A	767,440
2,000,000	Illinois (State of) Finance Authority (Benedictine University); Series 2013 A, Ref. RB	6.000	10/01/2028	04/30/2020	B	2,003,480
1,000,000	Illinois (State of) Finance Authority (Benedictine University); Series 2017, Ref. RB	5.000	10/01/2030	10/01/2027	B	1,047,360
1,000,000	Illinois (State of) Finance Authority (Benedictine University); Series 2017, Ref. RB	5.000	10/01/2033	10/01/2027	B	1,038,830
11,805,000	Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB	8.000	06/01/2032	04/30/2020	B	11,805,708
300,000	Illinois (State of) Finance Authority (Lake Forest College); Series 2012 A, RB	5.000	10/01/2022	10/15/2021	A	305,988
2,700,000	Illinois (State of) Finance Authority (Mercy Health System); Series 2016, Ref. RB	5.000	12/01/2026	06/01/2026	B	3,209,139
1,875,000	Illinois (State of) Finance Authority (Provena Health); Series 2010 A, Ref. RB	6.000	05/01/2028	05/01/2020	B	1,881,244

18          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$425,000	Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.000%	08/01/2027	08/01/2027		$467,547
500,000	Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.000	08/01/2028	08/01/2027	B	548,045
325,000	Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.000	08/01/2029	08/01/2027	B	355,271
380,000	Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.000	08/01/2030	08/01/2027	B	413,288
375,000	Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.000	08/01/2031	08/01/2027	B	406,759
470,000	Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.000	08/01/2033	08/01/2027	B	507,337
140,000	Illinois (State of) Finance Authority; Series 2007, RB	5.400	04/01/2027	04/30/2020	B	140,087
745,000	Illinois (State of) Housing Development Authority (Lifelink Developments); Series 2006, RB	4.700	10/20/2026	04/29/2020	B	746,721
50,000	Illinois (State of) Medical District Commission; Series 2002, COP	5.125	06/01/2026	04/30/2020	B	50,095
140,000	Illinois (State of) Medical District Commission; Series 2002, COP	5.250	06/01/2032	04/30/2020	B	140,253
5,000,000	Illinois (State of); Series 2017 D, GO Bonds	5.000	11/01/2022	11/01/2022		5,146,750
5,000,000	Illinois (State of); Series 2017 D, GO Bonds	5.000	11/01/2023	11/01/2023		5,195,650
295,000	Quad Cities Regional Economic Development Authority (Augustana College); Series 2012, Ref. RB	5.000	10/01/2023	10/01/2022	B	310,853
275,000	Quad Cities Regional Economic Development Authority (Augustana College); Series 2012, Ref. RB	5.000	10/01/2024	10/01/2022	B	290,807
445,000	Quad Cities Regional Economic Development Authority (Augustana College); Series 2012, Ref. RB	5.000	10/01/2025	10/01/2022	B	470,806
400,000	Quad Cities Regional Economic Development Authority (Augustana College); Series 2012, Ref. RB	5.000	10/01/2026	10/01/2022	B	422,448

19          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$450,000	Quad Cities Regional Economic Development Authority (Augustana College); Series 2012, Ref. RB	5.000%	10/01/2027	10/01/2022	B	$474,962
5,000,000	Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.000	01/01/2032	01/01/2028	B	5,727,850
1,000,000	St. Clair County School District No. 189 (East St. Louis); Series 2011, GO Bonds	5.250	01/01/2021	01/01/2021		1,014,300
1,000,000	St. Clair County School District No. 189 (East St. Louis); Series 2011, GO Bonds	5.375	01/01/2022	01/01/2021	B	1,007,090
1,540,000	St. Clair County School District No. 189 (East St. Louis); Series 2011, GO Bonds	5.500	01/01/2023	01/01/2021	B	1,551,288
1,480,000	Yorkville (City of), IL (United City Special Services Area); Series 2013, Ref. RB	4.600	03/01/2025	04/22/2023	A	1,421,407
						63,790,066
Indiana—1.8%
400,000	Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.800	01/01/2028	03/15/2025	A	372,448
1,000,000	Hobart Building Corp.; Series 2009, RB	4.650	07/15/2028	04/30/2020	B	1,002,550
500,000	Indiana (State of) Finance Authority (Butler University); Series 2012 A, Ref. RB	5.000	02/01/2022	02/01/2022		533,630
7,220,000	Indiana (State of) Finance Authority (Deaconess Health System); Series 2011 A, Ref. RB	6.000 [3]	03/01/2029	03/01/2021	B	7,508,150
210,000	Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB	5.500	07/01/2028	09/19/2024	B	210,076
1,270,000	Indianapolis (City of), IN; Series 2010 A, RB	5.750	07/01/2030	07/01/2020	B	1,284,478
4,800,000	Lake County 2000 Building Corp.; Series 2012, RB	5.000	02/01/2024	11/23/2021	B	4,956,288
615,000	Mishawaka (City of), IN; Series 2017, RB	5.100	01/01/2032	06/30/2027	A	558,125
						16,425,745
Iowa—0.5%
600,000	Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.500	08/01/2033	07/23/2032	A	571,590
660,000	Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.300	10/01/2028	10/12/2027	A	617,463

20          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Iowa (Continued)
$1,905,000	Coralville (City of), IA; Series 2017 D-2, Ref. RB	3.000%	05/01/2020	05/01/2020		$1,902,543
625,000	Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.450	08/01/2028	09/02/2026	A	610,087
500,000	Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	5.000	08/01/2033	08/01/2025	B	502,755
500,000	Iowa (State of) Tobacco Settlement Authority; Series 2005 B, RB	5.600 [2]	06/01/2034	09/15/2032	A	494,470

						4,698,908
Kansas—0.0%
410,000	Pittsburg (City of), KS (North Broadway - Pittsburg Town Center); Series 2006, RB	4.800	04/01/2027	05/16/2024	A	331,768
Kentucky—0.2%
1,300,000	Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.000	10/01/2040	10/01/2029	B	1,482,533
Louisiana—3.1%
70,000	Calcasieu Parish Industrial Development Board Inc. (Citgo Petroleum Corp.); Series 1993, RB	6.000	07/01/2023	04/30/2020	B	70,008
2,685,000	Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB	4.000	12/01/2039	12/01/2029	B	3,097,658
430,000	Louisiana (State of) Housing Finance Agency (GMF-Louisiana Chateau); Series 2009 A, RB	6.000	09/01/2020	09/01/2020		427,480
2,080,000	Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa); Series 2019, RB	4.625	11/01/2038	07/26/2031	A	1,917,552
360,000	Louisiana Housing Corp.; Series 2009 A, RB	7.250	09/01/2039	07/03/2035	A	315,079
540,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB	5.000	10/01/2034	10/01/2028	B	669,757

21          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana (Continued)
$1,115,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB	5.000%	10/01/2036	10/01/2028	B	$1,359,508
755,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB	5.000	10/01/2037	10/01/2028	B	911,119
475,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB	5.000	10/01/2038	10/01/2028	B	572,271
1,000,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB	5.000	10/01/2032	10/01/2028	B	1,252,870
715,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB	5.000	10/01/2033	10/01/2028	B	891,562
515,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB	5.000	10/01/2034	10/01/2028	B	638,749
3,410,000	Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.250	05/15/2035	05/15/2023	B	3,619,817
5,650,000	Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.500	05/15/2029	04/20/2020	B	5,658,306
6,490,000	Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.500	05/15/2030	05/15/2020	B	6,511,417

						27,913,153
Maine—0.1%
500,000	Maine (State of) Finance Authority (Supplemental Education Loan Program); Series 2017 A-1, RB	5.000	12/01/2022	12/01/2022		542,005
100,000	Maine (State of) Finance Authority (Supplemental Education Loan Program); Series 2017 A-1, RB	5.000	12/01/2023	12/01/2023		111,142

						653,147

22          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maryland—0.0%
$65,000	Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, Ref. RB	5.500%	07/01/2026	04/30/2020	B	$65,069
Massachusetts—1.6%
200,000	Lynn Housing Authority & Neighborhood Development; Series 2018, Ref. RB	3.600	10/01/2023	07/02/2023	A	205,760
250,000	Lynn Housing Authority & Neighborhood Development; Series 2018, Ref. RB	3.750	10/01/2024	10/01/2023	B	259,232
200,000	Lynn Housing Authority & Neighborhood Development; Series 2018, Ref. RB	4.000	10/01/2025	10/01/2023	B	210,902
100,000	Lynn Housing Authority & Neighborhood Development; Series 2018, Ref. RB	4.000	10/01/2026	10/01/2023	B	105,501
150,000	Lynn Housing Authority & Neighborhood Development; Series 2018, Ref. RB	4.000	10/01/2027	10/01/2023	B	158,323
320,000	Lynn Housing Authority & Neighborhood Development; Series 2018, Ref. RB	4.250	10/01/2028	10/01/2023	B	341,082
385,000	Lynn Housing Authority & Neighborhood Development; Series 2018, Ref. RB	4.375	10/01/2029	10/01/2023	B	411,403
690,000	Lynn Housing Authority & Neighborhood Development; Series 2018, Ref. RB	4.500	10/01/2030	10/01/2023	B	739,156
1,500,000	Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB	5.000	11/15/2033	12/21/2031	A	1,456,650
2,750,000	Massachusetts (State of) Development Finance Agency (Milford Regional Medical Center); Series 2007 E, Ref. RB	5.000	07/15/2037	04/30/2020	B	2,751,183
1,400,000	Massachusetts (State of) Development Finance Agency (Plantation Apartments L.P.); Series 2004 A, RB	5.000	12/15/2024	04/15/2020	B	1,408,876
2,495,000	Massachusetts (State of) Development Finance Agency; Series 2007 E, RB	5.000	07/15/2022	04/30/2020	B	2,496,921
3,245,000	Massachusetts (State of) Development Finance Agency; Series 2007 E, RB	5.000	07/15/2027	04/30/2020	B	3,247,239

23          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$955,000	Massachusetts (State of) Development Finance Agency; Series 2007 E, RB	5.000%	07/15/2032	04/30/2020	B	$955,506

						14,747,734
Michigan—1.4%
2,310,000	Ecorse (City of), MI; Series 2011, GO Bonds	5.800	11/01/2026	09/18/2021	B	2,449,293
4,225,000	Michigan (State of) Finance Authority (Lawrence Technological University); Series 2017, Ref. RB	5.250	02/01/2027	03/10/2025	A	4,263,617
40,000	Michigan (State of) Finance Authority (Local Government Loan Program); Series 2003 B-2, RB	6.000	11/01/2023	04/30/2020	B	40,158
20,000	Michigan (State of) Finance Authority (McLaren Health Care); Series 2012 A, Ref. RB	5.000	06/01/2025	06/01/2022	B	21,495
300,000	Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.000	11/01/2023	05/26/2022	A	302,895
500,000	Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.500	11/01/2028	12/11/2026	A	516,545
500,000	Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	6.000	11/01/2032	11/01/2028	B	523,505
2,000,000	Michigan (State of) Strategic Fund (I-75 Improvement); Series 2018, RB	5.000	12/31/2033	12/31/2028	B	2,472,600
1,730,000	Michigan (State of) Strategic Fund (I-85 Improvement); Series 2018, RB	5.000	12/31/2032	12/31/2028	B	2,144,837
50,000	Negaunee (City of), MI; Series 2002, Ref. RB	4.800	01/01/2027	07/01/2020	B	50,442

						12,785,387
Minnesota—1.8%
1,250,000	Bethel (City of), MN (Benedictine Health System—St. Peter Communities); Series 2018 A, Ref. RB	5.000	12/01/2033	01/06/2032	A	1,142,075
1,155,000	Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	5.750	08/01/2030	02/18/2026	A	1,069,137

24          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Minnesota (Continued)
$1,680,000	Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018 A, Ref. RB	4.250%		11/01/2028	12/03/2026	A	$1,673,969
1,070,000	Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018 A, Ref. RB	5.000		11/01/2033	11/01/2028	B	1,077,383
4,525,000	Minneapolis (City of), MN (1500 Nicollet Apartments); Series 2017 B, RB	3.000	[3]	05/01/2021	05/01/2020	C	4,522,330
590,000	Minneapolis (City of), MN (Spero Academy); Series 2017 A, RB	5.500		07/01/2027	04/10/2026	A	567,781
1,080,000	Minneapolis (City of), MN (Spero Academy); Series 2017 A, RB	6.000		07/01/2032	08/15/2030	A	1,028,624
1,685,000	Minneapolis (City of), MN; Series 2018 B, RB	3.750	[3]	11/01/2021	05/01/2020	C	1,684,832
250,000	Minnetonka (City of), MN (Preserve at Shady Oak); Series 2018 C, Ref. RB	4.500		03/01/2033	02/08/2031	A	227,093
140,000	St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB	5.250		07/01/2033	01/23/2032	A	139,328
3,320,000	St. Paul (City of), MN Housing & Redevelopment Authority; Series 2018 B, RB	3.750	[3]	09/01/2021	04/20/2020	B	3,321,062
100,000	Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.000		08/01/2035	08/01/2026	B	103,055
							16,556,669
Mississippi—0.1%
720,000	Mississippi (State of) Development Bank (Hospital Construction & Ref.); Series 2014, Ref. RB	5.000		09/01/2030	09/01/2024	B	801,914
Missouri—0.9%
615,000	Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.000		11/01/2028	11/01/2028		560,197

25          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Missouri (Continued)
$1,440,000	Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment); Series 2017 A, Ref. RB	4.000%		11/01/2025	11/01/2025		$1,406,160
750,000	Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment); Series 2017 A, Ref. RB	4.000		11/01/2026	11/01/2026		727,987
30,000	Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB	5.300		05/15/2028	04/30/2020	B	30,082
1,000,000	I-470 Western Gateway Transportation Development District; Series 2019 A, RB	4.500		12/01/2029	03/05/2026	A	961,250
125,000	Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.200		11/01/2022	03/31/2021	A	121,620
50,000	Missouri (State of) Development Finance Board (Crackneck Creek); Series 2013 B, Ref. RB	4.125		03/01/2029	04/30/2020	B	50,078
1,510,000	Northpark Lane Community Improvement District; Series 2018, RB	4.500		11/01/2036	11/01/2025	B	1,523,847
1,325,000	St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid- Rivers Community Improvement District); Series 2016, RB	4.250		10/01/2034	10/01/2034		1,205,498
1,165,000	St. Louis (City of), MO (Lambert-St. Louis International Airport); Series 2012, Ref. RB	5.000		07/01/2021	07/01/2021		1,219,918
							7,806,637
Montana—0.0%
275,000	Crow (Tribe of) Finance Authority; Series 1997 A, RB	5.700		10/01/2027	04/30/2020	B	281,311
Nebraska—1.2%
10,000,000	Central Plains Energy Project (Project No. 4); Series 2018, RB	5.000	[3]	03/01/2050	10/01/2023	B	10,646,700
Nevada—0.1%
215,000	Clark (County of), NV (Special Improvement District No. 132); Series 2012, Ref. RB	5.000		02/01/2021	02/01/2021		216,378

26          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$340,000	Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.000%	06/01/2022	06/01/2022		$348,384
320,000	Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.000	06/01/2023	06/01/2023		330,106
130,000	Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.000	06/01/2024	06/01/2024		134,476
						1,029,344
New Hampshire—0.4%
2,565,000	New Hampshire (State of) Health & Education Facilities Authority (Hillside Village); Series 2017 B, RB	4.125	07/01/2024	07/01/2024		2,560,409
1,585,000	New Hampshire (State of) Health and Education Facilities Authority; Series 2017 A, RB	5.250	07/01/2027	09/12/2024	A	1,546,659
						4,107,068
New Jersey—4.1%
180,000	Garden State Preservation Trust; Series 2005 A, RB	5.750	11/01/2028	12/13/2026	A	224,881
215,000	New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB	5.125	11/01/2029	11/18/2026	B	218,870
395,000	New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB	5.000	07/01/2027	08/21/2025	A	394,731
1,820,000	New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB	4.750	10/01/2028	02/23/2025	A	1,826,224
1,000,000	New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds); Series 2020 A, RB	5.000	11/01/2030	11/01/2029	B	1,102,370
2,000,000	New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds); Series 2020 A, RB	5.000	11/01/2035	11/01/2029	B	2,145,680
580,000	New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.125	06/15/2037	04/23/2030	A	687,956

27          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Jersey (Continued)
$210,000	New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB	4.250%		09/01/2027	10/02/2025	A	$209,465
4,850,000	New Jersey (State of) Transportation Trust Fund Authority; Series 2010 A, RB	3.726	[4]	12/15/2028	12/15/2028		3,830,918
845,000	New Jersey (State of) Transportation Trust Fund Authority; Series 2018 A, Ref. RN	5.000		06/15/2030	06/15/2026	B	934,342
2,680,000	New Jersey (State of) Transportation Trust Fund Authority; Series 2018 A, Ref. RN	5.000		06/15/2031	06/15/2026	B	2,956,201
10,000,000	New Jersey (State of) Turnpike Authority[1]	4.000		01/01/2035	01/01/2035		10,690,700
12,670,000	Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	3.200		06/01/2027	02/19/2022	A	12,613,238
							37,835,576
New Mexico—0.2%
2,000,000	Farmington (City of), NM (Public Service Co. of New Mexico - San Juan); Series 2010 D, Ref. PCR	5.900		06/01/2040	06/01/2020	B	2,003,220
New York—10.3%
530,000	Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB	5.000		10/01/2028	01/16/2025	A	531,749
2,445,000	Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB	5.000		10/01/2038	09/06/2036	A	2,235,243
7,500,000	Metropolitan Transportation Authority; Series 2012 G-3, Ref. RB [MUNIPSA+43]	5.140	[5]	11/01/2031	08/01/2024	B	7,492,275
10,000,000	Metropolitan Transportation Authority; Series 2020 A-1, RB1	4.000		11/15/2043	05/15/2030	B	10,530,900
40,000,000	New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, RB	6.500		12/01/2028	04/30/2020	B	40,037,600
3,070,003	New York & New Jersey (States of), NY Port Authority (JFK International Air Terminal LLC); Series 1997 6, RB	5.750		12/01/2022	04/30/2020	B	3,071,538

28          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$5,055,000	New York & New Jersey (States of), NY Port Authority (JFK International Air Terminal LLC); Series 1997 6, RB	5.750%	12/01/2025	04/30/2020	B	$5,056,314
11,000,000	New York (City of), NY Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2036	07/15/2036		13,231,739
2,000,000	New York (State of) Thruway Authority; Series 2019 B, Ref. RB	4.000	01/01/2037	01/01/2030	B	2,234,140
285,000	New York Counties Tobacco Trust II; Series 2001, RB	5.625	06/01/2035	04/30/2020	B	285,878
425,000	New York Counties Tobacco Trust III; Series 2003, RB	6.000	06/01/2043	04/15/2020	B	425,608
1,850,000	New York Counties Tobacco Trust VI; Series 2016 A, Ref. RB	5.625	06/01/2035	07/11/2025	A	1,916,767
4,145,000	New York Counties Tobacco Trust VI; Series 2016 A, Ref. RB	6.000	06/01/2043	03/20/2029	A	4,298,531
1,041,499	Public Housing Capital Fund Revenue Trust I; Series 2012, RB	4.500	07/01/2022	05/21/2021	A	1,051,446
334,899	Public Housing Capital Fund Revenue Trust II; Series 2012, RB	4.500	07/01/2022	05/25/2021	A	318,254
1,798,345	Public Housing Capital Fund Revenue Trust III; Series 2012, RB	5.000	07/01/2022	06/25/2020	B	1,801,600
						94,519,582
North Carolina—1.1%
5,000,000	North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB	5.000	06/30/2054	06/30/2025	B	5,194,750
4,775,000	North Carolina (State of) Medical Care Commission (Salemtowne); Series 2018 B-1, RB	4.000	10/01/2025	10/01/2025		4,644,022
						9,838,772
Ohio—3.7%
815,000	Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Class 1, Ref. RB	4.000	06/01/2039	06/01/2030	B	891,553
1,400,000	Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Class 1, Ref. RB	4.000	06/01/2048	06/01/2030	B	1,502,760
600,000	Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.000	08/01/2029	08/01/2024	B	676,596

29          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$1,000,000	Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.000%	11/15/2035	11/15/2020	B	$1,029,270
250,000	Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB	5.375	09/15/2027	09/15/2027		249,142
1,000,000	Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.000	07/01/2042	06/13/2022	B	1,108,950
615,000	Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.300	02/15/2024	09/16/2022	A	580,523
1,950,000	Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.400	02/15/2034	02/27/2030	A	1,675,109
1,500,000	Lorain (County of), OH Port Authority Kendal at Oberlin); Series 2013 A, Ref. RB	5.000	11/15/2030	11/15/2023	B	1,643,595
205,000	Lucas (County of), OH Metropolitan Housing Authority; Series 2012, RB	5.250	09/01/2022	09/01/2021	B	221,572
260,000	Lucas (County of), OH Metropolitan Housing Authority; Series 2012, RB	5.250	09/01/2023	09/01/2021	B	281,289
275,000	Lucas (County of), OH Metropolitan Housing Authority; Series 2012, RB	5.250	09/01/2024	09/01/2021	B	297,110
290,000	Lucas (County of), OH Metropolitan Housing Authority; Series 2012, RB	5.250	09/01/2025	09/01/2021	B	311,852
305,000	Lucas (County of), OH Metropolitan Housing Authority; Series 2012, RB	5.250	09/01/2026	09/01/2021	B	327,106
320,000	Lucas (County of), OH Metropolitan Housing Authority; Series 2012, RB	5.250	09/01/2027	09/01/2021	B	342,557
4,470,000	Montgomery (County of), OH (Premier Health Partners); Series 2019 A, Ref. RB	4.000	11/15/2038	11/15/2029	B	4,724,522
15,000	Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB	5.250	09/01/2030	04/30/2020	B	15,030
500,000	Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB	5.125	01/01/2032	07/01/2027	A	442,940
4,185,000	Ohio (State of); Series 2018, Ref. RB	5.000	12/01/2023	12/13/2022	A	4,515,364

30          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$8,675,000	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System)[1]	4.000%	01/01/2036	01/01/2036		$ 9,760,676
805,000	RiverSouth Authority; Series 2007 A, RB	5.750	12/01/2027	04/30/2020	B	806,022
935,000	Summit (County of), OH Development Finance Authority (University of Akron Student Housing); Series 2011, RB	5.250	01/01/2024	01/01/2021	B	963,779
435,000	Summit (County of), OH Development Finance Authority (University of Akron Student Housing); Series 2011, RB	5.250	01/01/2024	01/01/2021	B	448,555
380,000	Youngstown (City of), OH Metropolitan Housing Authority; Series 2014, RB	3.000	12/15/2020	04/20/2020	B	380,106
100,000	Youngstown (City of), OH Metropolitan Housing Authority; Series 2014, RB	3.200	06/15/2023	04/20/2020	B	100,036
210,000	Youngstown (City of), OH Metropolitan Housing Authority; Series 2014, RB	4.000	12/15/2024	04/20/2020	B	210,160
						33,506,174

Oregon—0.0%
125,000	Local Oregon Capital Assets Program; Series 2011 C, COP	4.600	06/01/2031	04/15/2020	B	125,174
20,000	Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, Ref. GO Bonds	5.650	08/01/2026	04/30/2020	B	20,057
						145,231

Pennsylvania—3.8%
725,000	Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB	5.600	07/01/2023	02/04/2022	A	693,252
1,345,000	Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, Ref. RB	5.000	05/01/2022	05/13/2021	A	1,372,895
2,750,000	Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, Ref. RB	5.000	05/01/2027	06/06/2025	A	2,890,772

31          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$275,000	Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB	4.375%	03/01/2028	10/17/2025	A	$ 258,888
1,000,000	Delaware Valley Regional Finance Authority; Series 1997 B, RB	5.700	07/01/2027	07/01/2027		1,243,900
630,000	Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.000	12/01/2028	12/01/2028		626,459
910,000	Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.000	12/01/2030	12/01/2030		895,185
1,950,000	Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 B, Ref. RB	2.875	12/15/2023	12/15/2023		1,876,427
5,000,000	Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds	5.000	11/15/2029	11/15/2025	B	5,842,350
350,140	Northampton (County of), PA Industrial Development Authority; Series 2013 A, RB6,7,8	5.000	12/31/2023	12/31/2023		87,535
95,526	Northampton (County of), PA Industrial Development Authority; Series 2013, RB6,7,8	5.000	12/31/2023	12/31/2023		23,882
2,000,000	Pennsylvania (State of) Economic Development Financing Authority (CarbonLite P, LLC); Series 2019, RB	5.250	06/01/2026	04/09/2024	A	1,904,120
2,500,000	Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2019, RB	5.000	08/15/2049	08/15/2029	B	2,901,250
7,500,000	Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health); Series 2019, RB	4.000	08/15/2049	08/15/2029	B	8,051,325
785,000	Pennsylvania (State of) Higher Educational Facilities Authority (Ursinus College); Series 2012 A, Ref. RB	5.000	01/01/2025	01/01/2022	B	815,254
640,000	Pennsylvania (State of) Higher Educational Facilities Authority; Series 2009 AJ, RB	5.000	06/15/2034	04/30/2020	B	641,824
1,735,000	Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.000	05/01/2027	05/01/2027		1,898,819

32          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$1,810,000	Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.000%	05/01/2028	11/01/2027	B	$ 1,988,050
890,000	Philadelphia (City of), PA; Series 2010 A, RB	5.250	06/15/2030	06/15/2020	B	896,061
						34,908,248

Rhode Island—0.0%
195,000	Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.500	09/01/2028	09/01/2020	B	203,835
50,000	Providence (City of), RI Public Building Authority; Series 2001 A, RB	5.375	12/15/2021	04/30/2020	B	50,154
80,000	Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.500	04/01/2027	04/30/2020	B	80,271
						334,260

South Carolina—0.4%
1,551,699	Connector 2000 Association, Inc.; Series 1998 B, RB	2.624 [4]	01/01/2021	01/01/2021		1,280,710
663,219	Connector 2000 Association, Inc.; Series 1998 B, RB	3.418 [4]	01/01/2026	01/01/2026		410,685
2,000,000	South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC); Series 2019, RB	7.000	05/01/2026	01/10/2024	A	1,959,160
						3,650,555

Tennessee—1.0%
545,000	Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB	4.500	06/01/2028	12/12/2025	A	553,453
2,500,000	Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB	5.000	07/01/2049	07/01/2030	B	2,938,750
5,000,000	Tennessee Energy Acquisition Corp.; Series 2018, RB	4.000 [3]	11/01/2049	11/01/2025	C	5,201,800
						8,694,003

Texas—4.4%
470,000	Argyle (Town of), TX; Series 2017, RB	4.250	09/01/2027	05/23/2024	A	444,465

33          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$605,000	Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.550%	08/15/2028	02/11/2026	A	$ 593,826
400,000	Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, RB	5.500	08/15/2023	03/06/2022	A	399,764
1,000,000	Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.150	08/15/2029	07/12/2026	A	992,610
1,075,000	Dallas (City of), TX; Series 2015, GO Bonds	5.000	02/15/2030	02/15/2025	B	1,242,990
585,000	Edinburg Economic Development Corp.; Series 2019, RB	4.000	08/15/2029	09/12/2027	A	547,888
340,000	Gulf Coast Industrial Development Authority; Series 1998, RB	8.000	04/01/2028	04/30/2020	B	340,088
2,795,000	Harris County Health Facilities Development Corp. (St. Luke’s Episcopal Hospital); Series 1991, RB	6.750	02/15/2021	04/30/2020	B	2,926,533
5,000	Houston (City of), TX; Series 2002 A, RB	5.125	07/01/2032	04/30/2020	B	5,047
50,000	Houston (City of), TX; Series 2002 B, RB	5.000	07/01/2032	04/30/2020	B	50,351
1,750,000	Houston (City of), TX; Series 2018, RB	5.000	07/15/2028	07/15/2028		1,743,997
265,000	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	5.875	05/15/2021	11/18/2020	A	271,593
5,000,000	Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB	4.625	10/01/2031	08/25/2026	B	5,116,900
200,000	Newark Higher Education Finance Corp. (Austin Achieve Public Schools, Inc.); Series 2018, RB	4.250	06/15/2028	04/22/2022	B	201,076
150,000	Newark Higher Education Finance Corp. (Austin Achieve Public Schools, Inc.); Series 2018, RB	5.000	06/15/2033	06/15/2022	B	151,892
3,000,000	Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home); Series 2017, RB	6.375	02/15/2041	02/15/2027	B	3,060,630
3,700,000	Temple (City of), TX; Series 2018 A, RB	5.000	08/01/2028	11/19/2024	B	4,100,007

34          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$600,000	Texas (State of) Department of Housing & Community Affairs (Skyway Villas Apartments); Series 2001 A, RB	5.450%	12/01/2022	04/30/2020	B	$ 600,606
4,030,000	Texas City Industrial Development Corp.; Series 1990, Ref. RB	7.375	10/01/2020	10/01/2020		4,128,090
9,355,000	Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.250	12/15/2026	04/25/2024	A	10,310,333
3,000,000	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.000	12/31/2037	12/31/2029	B	3,060,630
50,000	Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB	5.375	11/15/2024	05/15/2020	B	50,248
						40,339,564

Utah—0.2%
200,000	Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB	4.500	06/15/2027	01/30/2025	A	194,472
500,000	Utah (State of) Charter School Finance Authority (Merit College Preparatory Academy); Series 2019 A, RB	4.500	06/15/2029	04/28/2028	A	472,000
1,270,000	Utah (State of) Charter School Finance Authority (Merit College Preparatory Academy); Series 2019 A, RB	5.000	06/15/2034	07/21/2032	A	1,178,293
						1,844,765

Vermont—0.7%
1,820,000	Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, Ref. RB	5.000	10/01/2020	10/01/2020		1,850,157
2,020,000	Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, Ref. RB	5.000	10/01/2021	10/01/2021		2,118,435
1,025,000	Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, Ref. RB	5.000	10/01/2022	10/01/2022		1,073,954

35          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Vermont (Continued)
$1,000,000	Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, Ref. RB	5.000%	10/01/2023	10/01/2022	B	$1,045,860

						6,088,406
Virginia—0.4%
3,200,000	Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 B, RB	4.000	01/01/2025	01/01/2025		3,167,136
310,000	Virginia (State of) Small Business Financing Authority; Series 2018, RB	5.000 [3]	01/01/2048	07/01/2023	B	310,806

						3,477,942
Washington—0.3%
400,000	Kalispel Tribe of Indians; Series 2018 A, RB	5.000	01/01/2032	09/21/2027	B	431,092
100,000	Kalispel Tribe of Indians; Series 2018 B, RB	5.000	01/01/2032	09/25/2027	B	107,773
150,000	Kelso (City of), WA Housing Authority; Series 1998, RB	5.600	03/01/2028	04/30/2020	B	150,046
10,000	King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB	5.750	01/01/2028	07/01/2020	B	10,019
2,120,000	Washington (State of) Housing Finance Commission (Hearthstone (The)); Series 2018 B, Ref. RB	3.125	07/01/2023	07/01/2023		2,010,629

						2,709,559
West Virginia—0.9%
190,000	Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group); Series 2015, Ref. RB	4.000	07/01/2035	07/01/2025	B	198,235
360,000	Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group); Series 2015, Ref. RB	5.000	07/01/2025	07/01/2025		407,045
460,000	Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group); Series 2015, Ref. RB	5.000	07/01/2026	07/01/2025	B	517,095

36          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
West Virginia (Continued)
$560,000	Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group); Series 2015, Ref. RB	5.000%	07/01/2027	07/01/2025	B	$626,399
700,000	Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB	4.500	06/01/2027	07/28/2024	A	706,258
5,025,000	Ohio (County of), WV (Highlands (The)); Series 2019 B, Ref. RB	4.250	03/01/2035	03/01/2023	B	5,391,574

						7,846,606
Wisconsin—2.3%
705,000	Lomira (Village of), WI Community Development Authority; Series 2018 B, Ref. RB	3.650	10/01/2028	10/01/2023	B	734,166
175,000	Lomira (Village of), WI Community Development Authority; Series 2018 B, Ref. RB	3.750	10/01/2029	10/01/2023	B	182,331
10,750,000	Public Finance Authority (American Dream at Meadowlands); Series 2017, RB	6.250	08/01/2027	08/01/2027		10,387,080
390,000	Public Finance Authority (Community School of Davidson); Series 2018, RB	5.000	10/01/2033	12/02/2027	B	393,494
65,000	Public Finance Authority (North Carolina Leadership Academy); Series 2019 B, RB	5.750	06/15/2021	09/13/2020	A	65,007
1,825,000	Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.250	10/01/2029	10/01/2028	B	2,092,381
1,925,000	Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.250	10/01/2030	10/01/2028	B	2,194,211
1,030,000	Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.250	10/01/2031	10/01/2028	B	1,169,050
720,000	Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.250	10/01/2032	10/01/2028	B	814,176
150,000	Wisconsin (State of) Health & Educational Facilities Authority (Beloit College); Series 2010 A, Ref. RB	5.250	06/01/2025	06/01/2020B		150,936

37          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Wisconsin (Continued)
$1,000,000	Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.250%	08/01/2034	08/30/2032	A	$840,100
325,000	Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB	4.000	06/15/2029	10/04/2025	A	318,607
1,190,000	Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.000	12/01/2027	09/02/2024	A	1,322,447

						20,663,986
U.S. Possessions—14.5%
6,675,000	Children’s Trust Fund; Series 2002, RB	5.375	05/15/2033	04/30/2020	B	6,714,516
6,095,000	Children’s Trust Fund; Series 2002, RB	5.500	05/15/2039	04/30/2020	B	6,128,035
145,000	Children’s Trust Fund; Series 2002, RB	5.625	05/15/2043	04/30/2020	B	145,710
1,000,000	Puerto Rico (Commonwealth of) Commonwealth Aqueduct & Sewer Authority; Series 2008 A, RB, AGC	5.000	07/01/2025	04/30/2020	B	1,000,790
80,000	Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB, AGC	5.000	07/01/2027	04/30/2020	B	80,050
1,000,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2004 PP, Ref. RB, NPFGC	5.000	07/01/2023	04/30/2020	B	1,000,510
550,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB, NPFGC	5.000	07/01/2022	04/30/2020	B	550,390
100,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB, SGI	5.000	07/01/2025	07/01/2025		97,873
155,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB, AGC	5.000	07/01/2026	04/30/2020	B	155,110
790,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 SS, Ref. RB, NPFGC	5.000	07/01/2020	04/30/2020	B	790,885
2,000,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 SS, Ref. RB, NPFGC	5.000	07/01/2021	04/30/2020	B	2,001,840
1,000,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 SS, Ref. RB, NPFGC	5.000	07/01/2023	04/30/2020	B	1,000,510

38          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$165,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB, NPFGC	5.000%	07/01/2026	04/30/2020	B	$165,033
10,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 UU, Ref. RB, AGC	5.000	07/01/2023	04/30/2020	B	10,071
1,435,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 UU, Ref. RB, AGC	5.000	07/01/2026	04/30/2020	B	1,436,019
1,705,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB, NPFGC	5.250	07/01/2025	07/01/2025		1,764,010
5,685,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 AAA-RSA-1, RB9	5.250	07/01/2028	07/01/2028		4,050,563
6,565,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, RB9	5.250	07/01/2026	07/01/2026		4,677,562
40,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 DDD, Ref. RB, AGC	5.000	07/01/2023	07/01/2020	B	40,270
250,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 XX-RSA-1, RB9	5.250	07/01/2027	07/01/2027		178,125
1,180,000	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 ZZ-RSA-1, Ref. RB9	5.250	12/31/2049	12/31/2049		840,750
899,595	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2016 E-1, RB9	10.000	01/01/2021	01/01/2021		728,672
899,595	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2016 E-2, RB9	10.000	07/01/2021	07/01/2021		728,672
299,864	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2016 E-2, RB9	10.000	01/01/2022	01/01/2022		242,890
299,865	Puerto Rico (Commonwealth of) Electric Power Authority; Series 2016 E-4, RB9	10.000	07/01/2022	07/01/2022		242,891
105,000	Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2002 E, RB, AGC	5.500	07/01/2020	07/01/2020		105,600
530,000	Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2002 E, RB, AGC	5.500	07/01/2023	07/01/2023		558,408

39          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$530,000	Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2003, RB, FGIC[7,10]	5.750%	07/01/2021	07/01/2021		$411,412
475,000	Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2004 J, RB, NPFGC	5.000	07/01/2029	04/30/2020	B	475,024
230,000	Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2005 BB, Ref. RB, AGC	5.250	07/01/2022	07/01/2022		237,958
15,000	Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB, NPFGC	5.500	07/01/2029	07/01/2029		15,675
1,045,000	Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB9	5.500	12/31/2049	12/31/2049		483,312
3,310,000	Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority; Series 2000, RB	6.625	06/01/2026	04/30/2020	B	3,425,850
450,000	Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority; Series 2012, Ref. RB	5.000	10/01/2021	10/01/2021		466,061
2,465,000	Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB9	6.250	10/01/2024	11/15/2022	A	499,162
1,605,000	Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB, AGC	5.000	08/01/2027	04/30/2020	B	1,606,011
145,000	Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB, AGC	5.250	08/01/2020	04/30/2020	B	145,239
265,000	Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB, AGC	5.250	08/01/2021	04/30/2020	B	267,136
50,000	Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2005 A, RB, AGC	5.000	08/01/2020	04/30/2020	B	50,073
50,000	Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2005 A, RB, AGC	5.000	08/01/2022	04/30/2020	B	50,374

40          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$305,000	Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2005 A, RB, AGC	5.000%	08/01/2030	04/30/2020	B	$305,128
30,000	Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2005 B, Ref. RB, AGC	5.250	07/01/2021	07/01/2021		30,678
40,000	Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2005 C, Ref. RB, AGC	5.250	08/01/2022	08/01/2022		41,434
760,000	Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2002 D, Ref. RB9	5.250	07/01/2027	10/17/2026	A	625,100
50,000	Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2002 F, Ref. RB, Need abbrev name	5.250	07/01/2025	07/01/2025		53,098
5,345,000	Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M, Ref. RB9	6.250	12/31/2049	12/31/2049		4,536,569
190,000	Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-2, Ref. RB, AMBAC	10.000 [3]	07/01/2035	04/30/2020	B	206,315
500,000	Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2009 P, Ref. RB9	6.125	12/31/2049	12/31/2049		420,000
2,905,000	Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2009 P, Ref. RB9	6.250	12/31/2049	12/31/2049		2,447,462
135,000	Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2011 S, RB9	5.500	12/31/2049	12/31/2049		110,362
655,000	Puerto Rico (Commonwealth of); Series 2004 A, GO Bonds, NPFGC	5.250	07/01/2021	04/30/2020	B	655,727
100,000	Puerto Rico (Commonwealth of); Series 2007 A, GO Bonds, AGC	5.000	07/01/2023	04/30/2020	B	100,715
15,580,000	Puerto Rico (Commonwealth of); Series 2008 A, Ref. GO Bonds[9]	5.125	07/01/2024	07/01/2024		10,574,925
515,000	Puerto Rico (Commonwealth of); Series 2011 A, Ref. GO Bonds, AGC	5.250	07/01/2024	07/01/2021	B	529,950
300,000	Puerto Rico (Commonwealth of); Series 2011 A, Ref. GO Bonds, AGC	6.000	07/01/2033	04/30/2020	B	303,600

41          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$12,765,000	Puerto Rico (Commonwealth of); Series 2011 E, GO Bonds[9]	6.000%	07/01/2029	07/01/2029		$8,712,112
5,250,000	Puerto Rico (Commonwealth of); Series 2012 A, Ref. GO Bonds[9]	5.500	12/31/2049	12/31/2049		3,320,625
140,000	Puerto Rico (Commonwealth of); Series 2012 A, Ref. GO Bonds[9]	5.500	07/01/2026	07/01/2026		88,550
2,160,000	Puerto Rico (Commonwealth of); Series 2012 A, Ref. GO Bonds[9]	5.500	12/31/2049	12/31/2049		1,366,200
37,400,000	Puerto Rico Public Finance Corp.; Series 2011 A, RB9	6.500	08/01/2028	12/12/2027	A	804,100
54,770,000	Puerto Rico Public Finance Corp.; Series 2011 B, RB9	5.500	08/01/2031	07/17/2029	A	1,177,555
10,675,000	Puerto Rico Public Finance Corp.; Series 2011 B, RB9	6.000	08/01/2024	08/01/2024		229,513
17,475,000	Puerto Rico Public Finance Corp.; Series 2011 B, RB9	6.000	08/01/2025	08/01/2025		375,713
6,495,000	Puerto Rico Public Finance Corp.; Series 2011 B, RB9	6.000	08/01/2026	08/01/2026		139,643
539,000	Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	3.973 [4]	07/01/2024	07/09/2023	A	462,193
1,027,000	Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.259 [4]	07/01/2027	08/15/2026	A	783,262
7,162,000	Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.500	07/01/2034	07/01/2025	B	7,196,020
538,000	Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.550	07/01/2040	04/28/2038	A	510,643
1,003,000	Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.560 [4]	07/01/2029	01/12/2029	A	695,330
3,146,000	Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.695 [4]	07/01/2031	01/10/2031	A	1,960,367
3,953,000	Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.750	07/01/2053	01/04/2053	A	3,732,264
6,719,000	Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.839 [4]	07/01/2033	12/21/2032	A	3,726,290
9,996,000	Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	5.000	07/01/2058	08/05/2056	A	9,745,600
13,831,000	Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	5.894 [4]	07/01/2046	12/31/2043	A	3,287,214
11,268,000	Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	5.951 [4]	07/01/2051	07/01/2043	B	2,002,211
5,475,000	Puerto Rico Sales Tax Financing Corp.; Series 2019 A-2, RB	4.329	07/01/2040	04/28/2038	A	5,042,968
163,000	Puerto Rico Sales Tax Financing Corp.; Series 2019 A-2, RB	4.536	07/01/2053	01/04/2053	A	148,341
2,196,000	Puerto Rico Sales Tax Financing Corp.; Series 2019 A-2, RB	4.784	07/01/2058	08/05/2056	A	2,062,088

42          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,000,000	University of Puerto Rico; Series 2006 P, Ref. RB	5.000%	06/01/2020	04/30/2020	B	$1,001,250
2,535,000	University of Puerto Rico; Series 2006 P, Ref. RB	5.000	06/01/2023	06/01/2023		2,531,831
1,790,000	University of Puerto Rico; Series 2006 Q, RB	5.000	06/01/2022	04/30/2020	B	1,790,000
5,000,000	University of Puerto Rico; Series 2006 Q, RB	5.000	06/01/2025	06/01/2025		4,981,250
						132,383,238
Total Municipal Bonds and Notes (Cost $1,086,538,017)						936,834,052
Shares
Common Stock—0.0%
6,757	Resolute Forest Products[11](Cost $80,903)					8,514
Total Investments, at Value (Cost $1,086,618,920)—102.5%						936,842,566
Floating Rate Note Obligations—(5.7)
Notes with interest and fee rates ranging from 2.00% to 4.99% at 3/31/2020 and contractual maturities of collateral ranging from 11/15/2031 to 11/15/2043.[12]						(51,755,000)
Net Other Assets (Liabilities)—3.2						28,686,266
Net Assets—100.0%						$913,773,832

Footnotes to Schedule of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

D. Average life due to mandatory, or expected, sinking fund principal payment prior to the applicable optional call date.

1. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

6. Interest or dividend is paid-in-kind, when applicable.

7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

8. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Notes.

9. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.

43          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

10. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

11. Received as a result of a corporate action.

12. Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at March 31, 2020. At March 31, 2020, the Fund’s investments with a value of $95,673,015 are held by TOB Trusts and serve as collateral for the $51,755,000 in the floating rate note obligations outstanding at that date.

To simplify the listings of securities, abbreviations are used per the table below:

AAC	Auto Aerated Concrete
ACTS	Adult Communities Total Services, Inc.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
ASU	Arizona State University
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
IDR	Industrial Development Revenue Bonds
JFK	John Fitzgerald Kennedy
MUNIPSA	SIFMA Municipal Swap Index Yield
NPFGC	National Public Finance Guarantee Corp.
NTE	North Tarrant Express
PHS	Pinnacle Health System
RB	Revenue Bond
Ref.	Refunding
RN	Revenue Notes
SGI	Syncora Guarantee, Inc.
SIFMA	Securities Industry and Financial Markets Association
Wts.	Warrants

See accompanying Notes to Financial Statements.

44          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES March 31, 2020 Unaudited

Assets
Investments, at value (cost $1,086,618,920)—see accompanying schedule of investments	$936,842,566
Cash	7,125,635
Receivables and other assets:
Interest	13,564,959
Investments matured, at value (cost $11,386,731)	8,978,196
Shares of beneficial interest sold	185,538
Investments sold	705
Other	564,048
Total assets	967,261,647
Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 10)	51,755,000
Dividends	633,917
Shares of beneficial interest redeemed	480,024
Distribution and service plan fees	273,782
Transfer and shareholder servicing agent fees	118,991
Trustees’ compensation	103,509
Shareholder communications	69,892
Advisory fees	10,319
Interest expense on borrowings	1,283
Administration fees	365
Other	40,733
Total liabilities	53,487,815

Net Assets	$913,773,832

Composition of Net Assets
Shares of beneficial interest	$1,315,850,548
Total accumulated loss	(402,076,716)
Net Assets	$913,773,832

45          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $608,523,111 and 138,080,207 shares of beneficial interest outstanding)	$4.41

Maximum offering price per share (net asset value plus sales charge of 2.50% of offering price)	$4.52

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $157,534,248 and 35,950,230 shares of beneficial interest outstanding)	$4.38

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $147,697,286 and 33,520,995 shares of beneficial interest outstanding)	$4.41

Class R5 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $9,593 and 2,174 shares of beneficial interest outstanding)	$4.41

Class R6 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $9,594 and 2,174 shares of beneficial interest outstanding)	$4.41

See accompanying Notes to Financial Statements.

46          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF

OPERATIONS For the Six Months Ended March 31, 2020 Unaudited

Investment Income

Interest	$23,648,142
Expenses

Advisory fees	2,078,408

Administration fees	73,558

Distribution and service plan fees:

Class A	804,305

Class C	914,575

Transfer and shareholder servicing agent fees:

Class A	279,332

Class C	77,645

Class Y	74,851

Class R5	4

Class R6	3

Shareholder communications:

Class A	12,254

Class C	3,576

Class Y	3,503

Interest expense and fees on short-term floating rate notes issued	721,224

Borrowing fees	332,252

Trustees’ compensation	12,128

Interest expense on borrowings	11,139

Custodian fees and expenses	4,709

Other	133,075

Total expenses	5,536,541

Less waivers and reimbursement of expenses	(2)

Net expenses	5,536,539
Net Investment Income	18,111,603
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment transactions (includes net gains from securities sold to affiliates of $49,200)	(482,836)
Net change in unrealized appreciation/(depreciation) on investment transactions	(55,140,697)
Net Decrease in Net Assets Resulting from Operations	$(37,511,930)

See accompanying Notes to Financial Statements.

47          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations
Net investment income	$18,111,603	$33,301,476
Net realized gain (loss)	(482,836)	(30,342,413)
Net change in unrealized appreciation/(depreciation)	(55,140,697)	79,544,611
Net increase (decrease) in net assets resulting from operations	(37,511,930)	82,503,674

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	(10,687,453)	(19,517,064)
Class C	(2,290,461)	(6,533,539)
Class Y	(3,075,700)	(5,543,432)
Class R5	(177)	(120)
Class R6	(179)	(121)
Total distributions from distributable earnings	(16,053,970)	(31,594,276)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(29,256,420)	19,993,035
Class C	(28,536,252)	(125,484,707)
Class Y	(24,317,827)	26,455,109
Class R5	—	10,000
Class R6	—	10,000
Total beneficial interest transactions	(82,110,499)	(79,016,563)

Net Assets
Total decrease	(135,676,399)	(28,107,165)
Beginning of period	1,049,450,231	1,077,557,396
End of period	$913,773,832	$1,049,450,231

See accompanying Notes to Financial Statements.

48          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$4.66	$4.43	$4.23	$4.57	$4.51	$4.78
Income (loss) from investment operations:
Net investment income[2]	0.08	0.15	0.14	0.15	0.17	0.18
Net realized and unrealized gain (loss)	(0.25)	0.22	0.21	(0.32)	0.07	(0.26)
Total from investment operations	(0.17)	0.37	0.35	(0.17)	0.24	(0.08)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.08)	(0.14)	(0.15)	(0.17)	(0.18)	(0.19)
Net asset value, end of period	$4.41	$4.66	$4.43	$4.23	$4.57	$4.51

Total Return, at Net Asset Value[3]	(3.80)%	8.55%	8.47%	(3.86)%	5.35%	(1.63)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$608,523	$672,924	$623,324	$785,651	$1,054,193	$1,321,554
Average net assets (in thousands)	$657,015	$619,375	$646,107	$927,434	$1,168,904	$1,681,042
Ratios to average net assets:[4]
Net investment income	3.66%	3.32%	3.37%	3.49%	3.86%	3.80%
Expenses excluding specific expenses listed below	0.79%	0.81%	0.87%	0.81%	0.84%	0.77%
Interest and fees from borrowings	0.07%	0.15%	0.19%	0.13%	0.13%	0.14%
Interest and fees on short-term floating rate notes issued[5]	0.14%	0.14%	0.15%	0.03%	0.03%	0.01%
Total expenses	1.00%	1.10%	1.21%	0.97%	1.00%	0.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	1.10%	1.21%	0.95%	1.00%	0.92%
Portfolio turnover rate[6]	16%	20%	19%	26%	10%	16%

49          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a 3 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

50          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Class C	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$4.63	$4.41	$4.20	$4.54	$4.49	$4.75
Income (loss) from investment operations:
Net investment income[2]	0.07	0.12	0.11	0.12	0.14	0.14
Net realized and unrealized gain (loss)	(0.26)	0.21	0.22	(0.33)	0.05	(0.24)
Total from investment operations	(0.19)	0.33	0.33	(0.21)	0.19	(0.10)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.11)	(0.12)	(0.13)	(0.14)	(0.16)
Net asset value, end of period	$4.38	$4.63	$4.41	$4.20	$4.54	$4.49

Total Return, at Net Asset Value[3]	(4.19)%	7.55%	7.96%	(4.61)%	4.36%	(2.30)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$157,534	$195,263	$307,510	$416,490	$588,919	$707,252
Average net assets (in thousands)	$182,594	$270,438	$330,295	$511,787	$640,614	$845,068
Ratios to average net assets:[4]
Net investment income	2.90%	2.57%	2.61%	2.75%	3.10%	3.04%
Expenses excluding specific expenses listed below	1.54%	1.56%	1.63%	1.56%	1.60%	1.52%
Interest and fees from borrowings	0.07%	0.15%	0.19%	0.13%	0.13%	0.14%
Interest and fees on short-term floating rate notes issued[5]	0.14%	0.14%	0.15%	0.03%	0.03%	0.01%
Total expenses	1.75%	1.85%	1.97%	1.72%	1.76%	1.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.75%	1.85%	1.97%	1.70%	1.76%	1.67%
Portfolio turnover rate[6]	16%	20%	19%	26%	10%	16%

51          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a 3 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

52          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Class Y	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$4.65	$4.43	$4.23	$4.57	$4.51	$4.78
Income (loss) from investment operations:
Net investment income[2]	0.09	0.16	0.15	0.16	0.19	0.19
Net realized and unrealized gain (loss)	(0.25)	0.21	0.21	(0.32)	0.06	(0.26)
Total from investment operations	(0.16)	0.37	0.36	(0.16)	0.25	(0.07)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.08)	(0.15)	(0.16)	(0.18)	(0.19)	(0.20)
Net asset value, end of period	$4.41	$4.65	$4.43	$4.23	$4.57	$4.51

Total Return, at Net Asset Value[3]	(3.47)%	8.58%	8.73%	(3.62)%	5.61%	(1.38)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$147,697	$181,243	$146,723	$216,735	$235,050	$314,830
Average net assets (in thousands)	$175,968	$163,266	$152,754	$244,752	$258,865	$494,061
Ratios to average net assets:[4]
Net investment income	3.90%	3.57%	3.61%	3.68%	4.11%	4.12%
Expenses excluding specific expenses listed below	0.54%	0.56%	0.62%	0.56%	0.59%	0.52%
Interest and fees from borrowings	0.07%	0.15%	0.19%	0.13%	0.13%	0.14%
Interest and fees on short-term floating rate notes issued[5]	0.14%	0.14%	0.15%	0.03%	0.03%	0.01%
Total expenses	0.75%	0.85%	0.96%	0.72%	0.75%	0.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%	0.85%	0.96%	0.70%	0.75%	0.67%
Portfolio turnover rate[6]	16%	20%	19%	26%	10%	16%

53          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a 3 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

54          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Class R5	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019[1]

Per Share Operating Data
Net asset value, beginning of period	$4.66	$4.60
Income (loss) from investment operations:
Net investment income[2]	0.09	0.06
Net realized and unrealized gain (loss)	(0.26)	0.05
Total from investment operations	(0.17)	0.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.08)	(0.05)
Net asset value, end of period	$4.41	$4.66

Total Return, at Net Asset Value[3]	(3.68)%	2.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$10
Average net assets (in thousands)	$10	$10
Ratios to average net assets:[4]
Net investment income	3.92%	3.62%
Expenses excluding specific expenses listed below	0.52%	0.53%
Interest and fees from borrowings	0.07%	0.15%
Interest and fees on short-term floating rate notes issued[5]	0.14%	0.14%
Total expenses	0.73%	0.82%
Expenses after payments , waivers and/or reimbursements and reduction to custodian expenses	0.72%	0.80%
Portfolio turnover rate[6]	16%	20%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to September 30, 2019.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

55          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class R6	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019[1]
Per Share Operating Data
Net asset value, beginning of period	$4.66	$4.60
Income (loss) from investment operations:
Net investment income[2]	0.09	0.06
Net realized and unrealized gain (loss)	(0.25)	0.05
Total from investment operations	(0.16)	0.11
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.09)	(0.05)
Net asset value, end of period	$4.41	$4.66

Total Return, at Net Asset Value[3]	(3.66)%	2.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$10
Average net assets (in thousands)	$10	$10
Ratios to average net assets:[4]
Net investment income	3.97%	3.67%
Expenses excluding specific expenses listed below	0.50%	0.49%
Interest and fees from borrowings	0.07%	0.15%
Interest and fees on short-term floating rate notes issued[5]	0.14%	0.14%
Total expenses	0.71%	0.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.67%	0.75%
Portfolio turnover rate[6]	16%	20%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to September 30, 2019.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

56          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2020 Unaudited

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability

57      INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination - For the purposes of making investment selection decisions

58          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.
D.

Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated

59          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

among the classes based on relative net assets.
G.

Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be

60          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Payable for short-term floating rate notes issued” on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of “Interest expense and fees on short-term floating rate notes issued” on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by

61          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

J.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

62          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Fee Schedule*

First to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $4.5 billion	0.400
Next $5 billion	0.390
Over $10 billion	0.370

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended March 31, 2020, the effective advisory fee rate incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds , Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/ or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 0.81%, 1.56%, 0.56%, 0.51% and 0.46%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended March 31, 2020, the Adviser reimbursed fund expenses of $1 and $1 for Class R5 and Class R6, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended March 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A. serves as custodian to the Fund.

63          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended March 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively the “Plan”). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. For the six months ended March 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended March 31, 2020, IDI advised the Fund that IDI retained $7,805 in front-end sales commissions from the sale of Class A shares and $4,678 and $3,725 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are

64          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$8,755,383	$—	$8,755,383
Arizona	—	21,386,967	—	21,386,967
Arkansas	—	2,297,253	—	2,297,253
California	—	131,458,913	—	131,458,913
Colorado	—	9,406,940	—	9,406,940
District of Columbia	—	56,070,288	—	56,070,288
Florida	—	59,597,372	—	59,597,372
Georgia	—	22,375,051	—	22,375,051
Idaho	—	573,045	—	573,045
Illinois	—	63,790,066	—	63,790,066
Indiana	—	16,425,745	—	16,425,745
Iowa	—	4,698,908	—	4,698,908
Kansas	—	331,768	—	331,768
Kentucky	—	1,482,533	—	1,482,533
Louisiana	—	27,913,153	—	27,913,153
Maine	—	653,147	—	653,147
Maryland	—	65,069	—	65,069
Massachusetts	—	14,747,734	—	14,747,734
Michigan	—	12,785,387	—	12,785,387

65          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Minnesota	$—	$16,556,669	$—	$16,556,669
Mississippi	—	801,914	—	801,914
Missouri	—	7,806,637	—	7,806,637
Montana	—	281,311	—	281,311
Nebraska	—	10,646,700	—	10,646,700
Nevada	—	1,029,344	—	1,029,344
New Hampshire	—	4,107,068	—	4,107,068
New Jersey	—	37,835,576	—	37,835,576
New Mexico	—	2,003,220	—	2,003,220
New York	—	94,519,582	—	94,519,582
North Carolina	—	9,838,772	—	9,838,772
Ohio	—	33,506,174	—	33,506,174
Oregon	—	145,231	—	145,231
Pennsylvania	—	34,796,831	111,417	34,908,248
Rhode Island	—	334,260	—	334,260
South Carolina	—	3,650,555	—	3,650,555
Tennessee	—	8,694,003	—	8,694,003
Texas	—	40,339,564	—	40,339,564
Utah	—	1,844,765	—	1,844,765
Vermont	—	6,088,406	—	6,088,406
Virginia	—	3,477,942	—	3,477,942
Washington	—	2,709,559	—	2,709,559
West Virginia	—	7,846,606	—	7,846,606
Wisconsin	—	20,663,986	—	20,663,986
U.S. Possessions	—	132,383,238	—	132,383,238
Common Stock	8,514	—	—	8,514

Total Investments, at Value	8,514	936,722,635	111,417	936,842,566
Other Financial Instruments:
Investments matured	—	8,445,201	532,995	8,978,196

Total Assets	$8,514	$945,167,836	$644,412	$945,820,762

Note 4 - Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures for the period October 1, 2019 to March 31, 2020, the Predecessor Fund engaged in transactions with affiliates as listed: Securities sales of $19,667,647, which resulted in net realized gains of $49,200.

66          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Note 5 - Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 6 - Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 7 – Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of September 30, 2019,as follows:

	Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$26,743,874	$233,210,766	$259,954,640

67          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

* Capital loss carryforward listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended March 31, 2020 was $167,461,723 and $254,181,413, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$15,519,100
Aggregate unrealized (depreciation) of investments	(167,703,989)

Net unrealized depreciation of investments	$(152,184,889)

Cost of investments for tax purposes is $1,098,005,651.

Note 9 - Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2020[1]		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	5,871,302	$27,341,574	30,940,366	$141,567,955
Automatic Conversion
Class C to Class A Shares	3,634,019	16,785,495	—	—
Dividends and/or distributions reinvested	2,008,986	9,241,374	3,669,554	16,631,922
Redeemed	(17,964,279)	(82,624,863)	(30,638,004)	(138,206,842)

Net increase (decrease)	(6,449,972)	$(29,256,420)	3,971,916	$19,993,035

Class C
Sold	1,358,608	$6,271,566	3,637,170	$16,258,208
Dividends and/or distributions reinvested	427,611	1,957,614	1,281,200	5,759,571
Automatic Conversion
Class C to Class A Shares	(3,653,226)	(16,785,495)	—	—
Redeemed	(4,356,931)	(19,979,937)	(32,468,777)	(147,502,486)

Net increase (decrease)	(6,223,938)	$(28,536,252)	(27,550,407)	$(125,484,707)

Class Y
Sold	4,797,976	$22,317,953	17,181,026	$77,647,702
Dividends and/or distributions reinvested	594,792	2,736,528	1,069,247	4,853,168
Redeemed	(10,807,354)	(49,372,308)	(12,406,457)	(56,045,761)

Net increase (decrease)	(5,414,586)	$(24,317,827)	5,843,816	$26,455,109

68          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

	Six Months Ended March 31, 2020[1]		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class R5[2]
Sold	—	$—	2,174	$10,000
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase (decrease)	—	$—	2,174	$10,000

Class R6[2]
Sold	—	$—	2,174	$10,000
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase (decrease)	—	$—	2,174	$10,000

1. There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

2. Commencement date after the close of business on May 24, 2019.

Note 10 - Borrowings

The Fund may utilize financial leverage to the maximum extent allowable under the 1940 Act, a fund generally may not borrow money greater than 331/3 of the Fund’s total assets.

The Fund has entered into a $2.5 billion Revolving Credit and Security Agreement with conduit lenders and Citibank N.A. which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds. This revolving agreement is secured by the assets of the Fund. In connection with this agreement, for the six months ended March 31, 2020, the Fund incurred fees of $343,391. The average daily balance of borrowings under this agreement is $1,266,667 with an average interest rate of 1.74%. Expenses under the credit agreement are shown in the Statement of Operations as Interest expense on borrowings.

At March 31, 2020, the Fund had no borrowings outstanding under this agreement.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended March 31, 2020 were $63,005,000 and 2.29%, respectively.

Note 11 - Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Short

69          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Duration High Yield Municipal Fund (the “Acquiring Fund”).

The reorganization was consummated on May 15, 2020. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

70          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO SCHEDULE OF INVESTMENTS

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

● Fund reports and prospectuses

● Quarterly statements

● Daily confirmations

● Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

71          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

INVESCO’S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

72          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

73          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

INVESCO’S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

74          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

● Request that we amend, rectify, delete or update the personal data we hold about you;

● Where possible (e.g. in relation to marketing) amend or update your choices around processing;

● Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

75          INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

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Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-ROSDHYM-SAR-1	05272020

Item 2.  Code of Ethics.

Not required for a semiannual report

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

During the reporting period, PricewaterhouseCoopers, LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that four PwC Managers each held financial interests either directly or, in the case of one PwC Manager, indirectly through her spouse’s equivalent brokerage account, in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments until after three PwC Managers ceased providing services, (or with respect to one PwC Manager was not aware until after the investment was confirmed as an SEC exception), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliates of the Registrant, the individuals did not provide any audit services to the Registrant or its affiliates and did not provide any consultation to the audit engagement team of the Funds (or with respect to one PwC Manager, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Manager ), and the investments were not material to the net worth of each individual or their respective immediate family members which PwC considered in reaching its conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant and that it can continue to serve as the independent public accounting firm for the Funds.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. (“OFI”) for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the “Oppenheimer Funds”). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the “New Invesco Funds”) that did not have pre-existing assets (together, the “Reorganizations”). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, “Invesco”) of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company (“MassMutual”), which was also consummated on May 24, 2019 (the “Acquisition”). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X (“Rule 2-01”) if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the “Pre-Reorganization Relationship”). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the “Pre-Reorganization Services”).

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC’s independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC’s ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 (“PwC’s Conclusion”).

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC’s Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

●	none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

●	PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC’s professional engagement period;

●

other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

●

as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund’s financial statements was based upon OFI’s decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

●

while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

●

the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

●	with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre-Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

●

the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

●	the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

None

Item 11.  Controls and Procedures.

(a)

As of May 20, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 20, 2020, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	June 4, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	June 4, 2020